Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trading securities:
Fair Value	$ 8,442,063	$ 57,739,558
Cost	7,291,863	55,643,579
Unrealized gain in profit	1,150,200	2,095,979	$ 235,334
Net realized gain on short-term investments	(3,407,090)	7,873,987	$ 2,505,696
Debt securities [Member]
Trading securities:
Fair Value		888,067
Cost		784,946
Unrealized gain in profit		103,121
REITs [Member]
Trading securities:
Fair Value	8,442,063	21,239,128
Cost	7,291,863	20,044,583
Unrealized gain in profit	$ 1,150,200	1,194,545
Money market instruments [Member]
Trading securities:
Fair Value		26,577,133
Cost		26,574,990
Unrealized gain in profit		2,143
Equity securities [Member]
Trading securities:
Fair Value		9,035,230
Cost		8,239,060
Unrealized gain in profit		$ 796,170